OTHER INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other intangible assets, including operating lease right-of-use asset	$ 6,010	$ 5,791
Customer relationship & Other [Member]
Other intangible assets, including operating lease right-of-use asset	157	187
IP & Technology [Member]
Other intangible assets, including operating lease right-of-use asset	884	1,061
Capitalized software development costs [Member]
Other intangible assets, including operating lease right-of-use asset	$ 4,969	$ 4,543